Trade Receivables - Summary of Movement in the Impairment Loss Allowance of Trade Receivables (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss recognised	$ 191
Ending balance	10,732
External Customers
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Beginning balance	4,108,567	$ 138,956
Impairment loss recognised	6,789,129	3,969,611
Write-off	(1,543,414)
Ending balance	9,354,282	4,108,567
Non-credit Impaired | External Customers
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Beginning balance	362,100	138,956
Impairment loss recognised	2,618,328	223,144
Ending balance	2,980,428	362,100
Credit Impaired | External Customers
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Beginning balance	3,746,467
Impairment loss recognised	4,170,801	3,746,467
Write-off	(1,543,414)
Ending balance	$ 6,373,854	$ 3,746,467